Credit facilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Short term loans banks	$ 1,859,610	$ 1,918,860
Bankof Chengdu [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	4.00%
Short term loans banks	$ 155,324
Bankof Chengdu 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	4.00%
Short term loans banks	$ 427,497
Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.45%	3.85%
Short term loans banks	$ 427,497	$ 685,307
Rural Commercial Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	4.00%	4.15%
Short term loans banks	$ 284,998	$ 411,185
Industrialand Commercial Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.45%
Short term loans banks	$ 564,294
Rural Commercial Bankof China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate		5.40%
Short term loans banks		$ 479,714
Rural Commercial Bankof China 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate		5.40%
Short term loans banks		$ 342,654